INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Examination [Line Items]
Increase (decreases) recorded as a provision (benefit) to income tax provision	$ 708	$ (23,742)
Domestic Tax Authority
Income Tax Examination [Line Items]
Operating loss carryforwards	73,213	$ 91,246
State and Local Jurisdiction
Income Tax Examination [Line Items]
Operating loss carryforwards	$ 19,852